Cash Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended
	Nov. 14, 2022	May 19, 2022	Aug. 12, 2021	Mar. 25, 2021	Aug. 13, 2020	Aug. 18, 2022	Mar. 24, 2021
Disclosure of Cash Dividends [Abstract]
Dividend paid	$ 491	$ 493	$ 7,821	$ 8,288	$ 4,360	$ 492	$ 9,338
Dividend per share	$ 0.01	$ 0.01	$ 0.16	$ 0.17	$ 0.09	$ 0.01	$ 0.19